Share based compensation	12 Months Ended
Dec. 31, 2022
Share based compensation
Share based compensation
15.	Share based compensation

In accordance with the share incentive plan adopted in 2017 (“2017 Share Incentive Plan”), 51,200,000 ordinary shares were reserved to for issuance to selected persons including its directors, employees and consultants.

Under the 2017 Share Incentive Plan, share options granted contain a performance condition such that the awards only vest upon the completion of a Qualified IPO. For employees who terminate the employment before the completion of a Qualified IPO, the share options granted are forfeited upon the termination of employment. Options granted under the 2017 Share Incentive Plan are valid and effective for 10 years from the grant date.

In March 2021, the Company’s board of directors approved a new share incentive plan (“Public Company Plan”), 51,029,546 ordinary shares were reserved for issuance to selected persons including its directors, employees and consultants. The unvested portion of share options, representing 14,196,882 share options granted under the 2017 Share Incentive Plan (“Original Awards”) were replaced by the options granted under Public Company Plan (“Modified Awards”) in April 2021, with the terms of the Modified Awards substantially the same as those of the Original Awards. The replacement of the unvested share options in April 2021 was accounted for as modifications of share-based compensation. The Company evaluated the fair value of share options immediately before and after the modification and there was no incremental share-based compensation expense as a result of the modification.

Under the Public Company Plan, share options granted prior to the IPO either 1) vest upon the completion of a Qualified IPO or 2) have a graded vesting schedules in one to four years and vest upon completion of a Qualified IPO. Share options granted post IPO either vest upon grant or vest by a graded vesting schedule in one to four years. Options granted are valid and effective for 10 years from the grant date.

A summary of activities of the share options for the year ended December 31, 2022 is presented below:

		Weighted		Aggregate
	Number of	average	Weighted remaining	intrinsic
	share options	exercise price	contractual years	value
		(RMB)		(RMB’000)
Outstanding at January 1, 2022	17,740,297	5.06	9.24	473,237
Grant
- Prior to IPO	640,095	10.33	—	—
- Post IPO	3,628,971	8.41	—	—
Forfeiture	(564,432)	5.35	—	—
Outstanding at December 31, 2022	21,444,931	5.78	8.35	764,494
Exercisable as of December 31, 2022	19,681,140	5.52	8.56	706,750

The weighted average grant date fair value of the share options granted during the years ended December 31, 2020, 2021 and 2022 was RMB6.02, RMB11.93 and RMB22.32, respectively.

As of December 31, 2022, RMB29,131 of unrecognized compensation expense related to unvested share options is expected to be recognized over a remaining weighted-average vesting period of approximately 3.09 years. The total fair value at grant date of share options held by the Company's employees that vested during 2022 was RMB158,183.

The fair value of the share options granted is estimated on the date of grant using the binomial option pricing model with the following assumptions used.

	2020	2021	2022
Risk-free rate of return(1)	2.90%~3.10%	1.70%~3.20%	3.10%~4.00%
Volatility(2)	34.30%~34.40%	34.61%~37.64%	38.98%~40.44%
Expected dividend yield(3)	0%	0%	0%
Fair value of ordinary share (in RMB)(4)	10.54~10.93	11.93~31.74	28.80~43.56
Exercise multiple(5)	2.2	2.2	2.2
Expected term(6)	10	10	10
(1)	Risk-free rate was estimated based on the yield of USD Treasury Strips for share options granted under the Public Company Plan as of the valuation date for a term consistent with the option life.
(2)	Expected volatility was assumed based on the historical volatility of the Company’s comparable companies in the period equal to the expected term of each grant.
(3)	The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the share options.
(4)	Prior to IPO, the estimated fair value of the ordinary shares at the grant dates was estimated by management with the assistance of an independent valuation firm. The Company first determined its enterprise value by using income approach, which required the estimation of future cash flows, and the application of an appropriate discount rate with reference to comparable listed companies engaged in the similar industry to convert such future cash flows to a single present value. After the Company’s IPO, the fair value of the underlying ordinary share is the closing price of the Company's ordinary shares traded in the open market as of the grant date.
(5)	The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. As the Company did not have sufficient information of past employee exercise history, it was estimated by referencing to a widely accepted academic research publication.
(6)	The expected term is the contract life of the option from grant date.

For the years ended December 31, 2020 and 2021, the Group did not recognize any share-based compensation expenses for the share options granted as all awards contain a performance condition which is contingent upon the completion of a Qualified IPO and is not considered probable until the event happens.

Upon the completion of IPO in November 2022, the Group immediately recognized share-based compensation expenses of RMB96,605 of share options vested cumulatively. For the year ended December 31, 2022, the Group recognized RMB163,193 share-based compensation expenses. The share-based compensation expenses have been categorized as either hotel operating costs, general and administrative expenses or selling and marketing expenses, depending on the job functions of the grantees.

A summary of share-based compensation expenses recognized for the year ended December 31, 2022 is presented below:

Year ended
December 31, 2022
RMB ‘000
Hotel operating costs	2,111
Selling and marketing expenses	618
General and administrative expenses	160,464
Total	163,193